FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                           San Mateo, CA 94403-1906






November 4, 2003

Filed Via Edgar (CIK #0000765485)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:  INSTITUTIONAL FIDUCIARY TRUST
           File Nos. 002-96634 AND 811-4267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 30, 2003.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST



/s/ David P. Goss
Associate General Counsel

DPG/jg

cc:   Bruce G. Leto, Esq.